UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: September 30, 2001

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   44 Brattle Street, 5th Floor
                    P.O. Box 389125
                    Cambridge, MA   02238-9125

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-497-6680

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, November 13, 2001



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 40

Form 13F Information Table Value Total: $434,913
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE


                                       TITLE                    SHARES OR
NAME OF ISSUER                          OF            CUSIP       VALUE   PRINCIPAL  TYPE INVSTMNT OTHER  VOTING
                                       CLASS                    (x$1000)   AMOUNT         DISCRTN  MNGRS AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------

ADVANCE FINL BANCORP             COM                007437106      243       19,100   SH   SOLE   N/A       19,100
ALADDIN KNOWLEDGE SYS LTD        ORD                M0392N101    1,336      477,056   SH   SOLE   N/A      477,056
ALVARION LTD                     SHS                M0861T100    1,859    1,191,539   SH   SOLE   N/A    1,191,539
AT & T CDA INC                   DEPS RCPT CL B     00207Q202   82,509    2,845,306   SH   SOLE   N/A    2,845,306
AVANT CORP                       COM                053487104      765      258,400   SH   SOLE   N/A      258,400
BANK UTD CORP LITIGATN CONT TR   RT CONTINGENT      065416117      393    1,455,200   SH   SOLE   N/A    1,455,200
CALIFORNIA FED BK FSB LOS ANGL   CONT LITIG REC     130209604    4,872    1,941,200   SH   SOLE   N/A    1,941,200
CALIFORNIA FED BK FSB LOS ANGL   2ND CONT LITIG     130209703    2,026    1,842,000   SH   SOLE   N/A    1,842,000
CKE RESTAURANTS INC              SB NT CV 4 25%04   12561EAB1   10,403   14,550,000   SH   SOLE   N/A   14,550,000
COAST FEDERAL LITIGATION TR      RT                 19034Q110    2,931    3,806,400   SH   SOLE   N/A    3,806,400
DIME BANCORP INC NEW             WT EXP 000002      25429Q110    3,361   13,442,218   SH   SOLE   N/A   13,442,218
E PIPHANY INC                    COM                26881V100    3,534      831,600   SH   SOLE   N/A      831,600
EDGEWATER TECHNOLOGY INC         COM                280358102      360      117,900   SH   SOLE   N/A      117,900
EMPIRE FED BANCORP INC           COM                291657104      249       18,000   SH   SOLE   N/A       18,000
EVOLVE SOFTWARE INC              COM                30049P104        7       23,810   SH   SOLE   N/A       23,810
FIRST FED BANCSHARES INC DEL     COM                32021B103      155       10,000   SH   SOLE   N/A       10,000
GENTIVA HEALTH SERVICES INC      COM                37247A102    9,636      535,033   SH   SOLE   N/A      535,033
GOLDEN ST BANCORP INC            WT EXP 000000      381197136   20,268   16,085,621   SH   SOLE   N/A   16,085,621
GRACE W R & CO DEL NEW           COM                38388F108    5,592    3,607,600   SH   SOLE   N/A    3,607,600
HUTTIG BLDG PRODS INC            COM                448451104   10,300    2,000,000   SH   SOLE   N/A    2,000,000
INTERGRAPH CORP                  COM                458683109   10,631    1,187,800   SH   SOLE   N/A    1,187,800
NATIONAL HEALTH INVS INC         COM                63633D104   28,191    2,096,000   SH   SOLE   N/A    2,096,000
NATIONAL HEALTH INVS INC         SR SB CV DEB 06    63633DAD6    3,977    2,179,000   SH   SOLE   N/A    2,179,000
OCTEL CORP                       COM                675727101   34,792    1,906,400   SH   SOLE   N/A    1,906,400
OLYMPIC STEEL INC                COM                68162K106      285       86,600   SH   SOLE   N/A       86,600
OMEGA WORLDWIDE INC              COM                68210B108    1,280      656,400   SH   SOLE   N/A      656,400
OMNOVA SOLUTIONS INC             COM                682129101   39,715    6,354,325   SH   SOLE   N/A    6,354,325
RADVISION LTD                    ORD                M81869105    8,745    1,777,400   SH   SOLE   N/A    1,777,400
RYERSON TULL INC NEW             COM                78375P107   25,022    1,993,800   SH   SOLE   N/A    1,993,800
SECURITY CAP GROUP INC           CL A               81413P105   42,898       45,856   SH   SOLE   N/A       45,856
SECURITY CAP GROUP INC           CL B               81413P204   49,033    2,620,693   SH   SOLE   N/A    2,620,693
SENIOR HSG PPTYS TR              SH BEN INT         81721M109    4,643      345,200   SH   SOLE   N/A      345,200
SIMON WORLDWIDE INC              COM                828815100      180      643,900   SH   SOLE   N/A      643,900
SOLECTRON CORP                   SR LYON ZERO 20    834182AK3    2,469    5,000,000   SH   SOLE   N/A    5,000,000
SONESTA INTL HOTELS CORP         CL A               835438409       77       11,902   SH   SOLE   N/A       11,902
SOUTHERN BANC INC                COM                842233108      308       30,500   SH   SOLE   N/A       30,500
TRANSMETA CORP DEL               COM                89376R109    3,815    2,705,600   SH   SOLE   N/A    2,705,600
U S INDS INC NEW                 COM                912080108    9,413    4,092,700   SH   SOLE   N/A    4,092,700
WEST ESSEX BANCORP               COM                952698108    3,732      248,800   SH   SOLE   N/A      248,800
WYNDHAM INTL INC                 CL A               983101106    4,908    7,550,000   SH   SOLE   N/A    7,550,000


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